UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05215)

Exact name of registrant as specified in charter: Putnam Tax Exempt Money Market Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2008

Date of reporting period: June 30, 2008

Item 1. Schedule of Investments:

Putnam Tax Exempt Money Market Fund
The fund's portfolio
6/30/08 (Unaudited)

Key to abbreviations
FSA -- Financial Security Assurance
LOC -- Letter of Credit
PSFG -- Permanent School Fund Guaranteed
RAN -- Revenue Anticipation Notes
TAN -- Tax Anticipation Notes
TRAN -- Tax Revenue Anticipation Notes
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (102.2%)(a)
		Principal
	Rating(RAT)	amount	Value

Alabama (2.0%)
Mobile, Indl. Dev. Board Dock & Wharf VRDN (Holnam,
Inc.), Ser. B, 1.78s, 6/1/32 (Wachovia Bank, N.A.
(LOC))	VMIG1	$1,100,000	$1,100,000
Mobile, Special Care Fac. Fin. Auth. VRDN (Infirmary
Hlth. Syst.), Ser. A, 1.58s, 2/1/40 (Bank of Nova
Scotia (LOC))	VMIG1	400,000	400,000
			1,500,000

Colorado (2.7%)
CO Hsg. Fin. Auth. VRDN (Single Family Mtge.), Ser.
C-2, Class I, 1.85s, 11/1/34	VMIG1	2,000,000	2,000,000

Florida (5.2%)
Highlands Cnty., Hlth. Fac. Auth. VRDN (Adventist
Hlth.), Ser. A, 1.6s, 11/15/32 (Suntrust Bank (LOC))	VMIG1	400,000	400,000
Indian River Cnty., VRDN (St. Edwards School), 1.73s,
7/1/27 (Wachovia Bank, N.A. (LOC))	A-1+	615,000	615,000
Palm Beach Cnty., School Dist. TAN, 4s, 9/24/08	MIG1	1,000,000	1,001,293
Seminole Cnty., Indl. Dev. Auth. Hlth. Care Fac. VRDN
(Hospice of the Comforter), 2 1/4s, 12/1/25 (Fifth
Third Bank (LOC))	A-1+	1,900,000	1,900,000
			3,916,293

Georgia (7.6%)
Atlanta, Wtr. & Waste Wtr. VRDN
Ser. B, FSA, 3 1/4s, 11/1/38	VMIG1	850,000	850,000
Ser. C, FSA, 0.95s, 11/1/41	VMIG1	400,000	400,000
Fayette Cnty., Dev. Auth. Edl. Fac. VRDN (Catholic Ed.
North GA, Inc.), 1 3/4s, 4/1/28 (Wachovia Bank, N.A.
(LOC))	A-1+	700,000	700,000
Fulton Cnty., Dev. Auth. Edl. Fac. VRDN (Catholic Ed.
North GA, Inc.), 1.73s, 4/1/28 (Wachovia Bank, N.A.
(LOC))	A-1+	1,120,000	1,120,000
Fulton Cnty., Res. Care Fac. VRDN (First Mtge. -
Lenbrook), Ser. C, 1.8s, 7/1/17 (Bank of Scotland
(LOC))	A-1+	1,140,000	1,140,000
Metro. of Atlanta, Rapid Transit Auth. Commercial
Paper 1.8s, 9/3/08	A-1+	1,500,000	1,500,000
			5,710,000

Illinois (9.5%)
Channahon, VRDN (Morris Hosp.), Ser. B, 1.76s, 12/1/32
(U.S. Bank, N.A. LOC))	A-1+	1,000,000	1,000,000
IL Dev. Fin. Auth. VRDN (North Shore Country Day),
1.91s, 7/1/33 (Northern Trust Co. (LOC))	VMIG1	1,000,000	1,000,000
IL Fin. Auth. VRDN
(Lawrence Hall Youth Svcs.), 2 1/4s, 11/1/41 (Fifth
Third Bank (LOC))	VMIG1	1,500,000	1,500,000
(Saint Xavier U.), 1.95s, 10/1/40 (LaSalle Bank, N.A.
(LOC))	A-1+	1,920,000	1,920,000
IL State VRDN, Ser. B, 1.88s, 10/1/33	VMIG1	1,700,000	1,700,000
			7,120,000

Indiana (8.5%)
IN Hlth. Fac. Fin. Auth. VRDN
(Clark Memorial Hosp.), Ser. A, 1.95s, 4/1/24 (Bank
One, N.A. (LOC))	VMIG1	800,000	800,000
(Fayette Memorial Hosp. Assn.), Ser. A, 0.98s, 10/1/32
(U.S. Bank, N.A. (LOC))	A-1+	1,540,000	1,540,000
IN Muni. Pwr. Agcy. Supply Syst. VRDN, Ser. A, 1.78s,
1/1/18 (Dexia Credit Local (LOC))	VMIG1	1,650,000	1,650,000
IN State Dev. Fin. Auth. Ed. Fac. VRDN (IN Museum
of Art), 2.3s, 2/1/39 (Bank One, N.A. (LOC))	VMIG1	1,000,000	1,000,000
Purdue U. VRDN (Student Fee)
Ser. T, 2.95s, 7/1/27	VMIG1	315,000	315,000
Ser. S, 1.78s, 7/1/26	VMIG1	1,070,000	1,070,000
			6,375,000

Kansas (1.9%)

KS State Dev. Fin. Auth. Hlth. Fac. VRDN (Deaconess
Long Term Care), Ser. C, 1.8s, 5/15/30 (JPMorgan Chase
Bank (LOC))	VMIG1	1,400,000	1,400,000

Kentucky (1.3%)
Christian Cnty., Assn. of Cnty. Leasing Trust VRDN,
Ser. B, 1.7s, 8/1/37 (U.S. Bank, N.A. (LOC))	VMIG1	1,000,000	1,000,000

Maryland (0.7%)
MD State Trans. Auth. VRDN (Baltimore/Washington
Arpt.), Ser. A, 3.03s, 7/1/13 (State Street Bank &
Trust Co. (LOC))	VMIG1	550,000	550,000

Massachusetts (4.0%)
MA Hlth. & Edl. Fac. Auth. Commerical Paper Ser. EE,
1.55s, 10/7/08	A-1+	1,500,000	1,500,000
MA Wtr. Res. Auth. Commercial Paper Ser. 99, 1.95s,
9/2/08	A-1+	1,500,000	1,500,000
			3,000,000

Michigan (4.0%)
Grand Valley, MI State U. VRDN, 1.54s, 12/1/25
(Charter One Bank, N.A. (LOC))	A-1+	2,000,000	2,000,000
MI State Hosp. Fin. Auth. VRDN (Hlth. Care Equip.
Loan), Ser. C, 1.95s, 12/1/32 (Fifth Third Bank (LOC))	A-1+	1,000,000	1,000,000
			3,000,000

Minnesota (4.8%)
Minnanoka & Ramsey Cntys., North Suburban Hosp. Dist.
VRDN (Hlth. Ctr.), 2s, 8/1/14 (Wells Fargo Bank, N.A.
(LOC))	A-1+	1,900,000	1,900,000
New Ulm, Hosp. Fac. VRDN (Hlth. Ctr. Syst.), 2s,
8/1/14 (Wells Fargo Bank N.A. (LOC))	A-1+	300,000	300,000
U. of MN VRDN, Ser. C, 1.78s, 12/1/36	VMIG1	1,365,000	1,365,000
			3,565,000

Missouri (3.1%)
MO State Hlth. & Edl. Fac. Auth. VRDN
(Deaconess Long-term Care), Ser. B, 1.8s, 5/15/30
(JPMorgan Chase Bank (LOC))	VMIG1	1,500,000	1,500,000
(SSM Hlth. Care), Ser. C-4, FSA, 1 3/4s, 6/1/33	A-1+	300,000	300,000
(Washington U. (The)), Ser. B, 1.38s, 9/1/30	VMIG1	500,000	500,000
			2,300,000

Nevada (1.3%)
Clark Cnty., Commercial Paper 2.15s, 8/4/08	A-1+	1,000,000	1,000,000

New Hampshire (2.0%)
NH State Bus. Fin. Auth. VRDN (Foundation For Seacoast
Hlth.), Ser. A, 1 3/4s, 6/1/28 (Bank of America, N.A.
(LOC))	A-1+	1,500,000	1,500,000

New York (2.8%)
Metro. Trans. Auth. VRDN, Ser. E-2, 1 1/2s, 11/1/35
(Fortis Bank SA/NV (LOC))	VMIG1	500,000	500,000
Monroe Cnty., Indl. Dev. Agcy. Civic Fac. VRDN
(Cherry Ridge Appartments, LLC), 1.76s, 1/1/35 (HSBC
Bank USA, N.A. (LOC))	A-1+	200,000	200,000
(Cherry Ridge Assisted Living), 1.76s, 1/1/35 (HSBC
Bank USA, N.A. (LOC))	A-1+	200,000	200,000
NY City, Indl. Dev. Agcy. Civic Fac. VRDN (CASA),
1.95s, 3/1/20 (Chase Manhattan Bank (LOC))	A-1+	1,155,000	1,155,000
			2,055,000

North Carolina (4.4%)
NC Cap. Fac. Commercial Paper 1.6s 9/2/08	A-1+	2,000,000	2,000,000
Rowan Cnty, Indl. Fac. & Poll. Control Fin. Auth. VRDN
(YMCA), 1 3/4s, 3/1/22 (Wachovia Bank, N.A. (LOC))	VMIG1	1,285,000	1,285,000
			3,285,000

Ohio (0.9%)
OH State Air Quality Dev. Auth. VRDN (Poll. Control-
First Energy), Ser. B, 1.8s, 1/1/34 (Barclays Bank,
PLC (LOC))	VMIG1	650,000	650,000

Oregon (1.4%)
OR State TAN, Ser. A, 3s, 6/30/09	MIG1	1,000,000	1,012,740

Pennsylvania (11.2%)
Allegheny Cnty., Hosp. Dev. Auth. VRDN (Children's
Hosp. of Pittsburgh), Ser. A
1.9s, 6/1/35 (Citizens Bank of PA (LOC))	VMIG1	145,000	145,000
1.87s, 6/1/09 (PNC Bank, N.A. (LOC))	VMIG1	600,000	600,000
Beaver Cnty., Indl. Dev. Auth. Poll. Control VRDN
(First Energy), Ser. A, 1.7s, 1/1/35 (Barclays Bank
PLC (LOC))	VMIG1	1,500,000	1,500,000
Cumberland Cnty., Muni. Auth. VRDN (Messiah Village),
1.73s, 7/1/27 (Citizens Bank of PA (LOC))	VMIG1	825,000	825,000

Daniel Boone, Area School Dist. VRDN, FSA, 1.73s,
8/1/29	A-1+	790,000	790,000
Delaware Cnty., Indl. Dev. Auth. Poll. Control VRDN
(Exelon), 1.45s, 4/1/21 (Wachovia Bank, N.A. (LOC))	VMIG1	500,000	500,000
Montgomery Cnty., Indl. Dev. Auth. Commercial Paper
Ser. 94-A, 1.95s, 9/2/08	A-1+	2,000,000	2,000,000
Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth.
VRDN, Ser. A, FSA, 1.88s, 11/1/38	VMIG1	1,000,000	1,000,000
U. of Pittsburgh of the Cmnwlth. Sys. of Higher Ed.
VRDN (U. Capital), Ser. B, 1.52s, 9/15/36	VMIG1	450,000	450,000
Wilkinsburg, Muni. Auth VRDN (Monroeville
Christian), 1.9s, 3/1/27 (Citizens Bank, N.A. (LOC))	VMIG1	605,000	605,000
			8,415,000

Tennessee (0.8%)
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl.
Fac. Board VRDN (Ensworth School), 1.87s, 12/1/27
(Suntrust Bank (LOC))	VMIG1	580,000	580,000

Texas (6.7%)
Denton, Indpt. School Dist. VRDN, Ser. 05-A, 1.88s,
8/1/35	A-1+	2,000,000	2,000,000
Houston, Indpt. School Dist. Mandatory Put Bonds
(Schoolhouse), PSFG, 1.85s, 6/15/09	Aaa	1,000,000	1,000,000
Humble, Indpt. School Dist. Mandatory Put Bonds
(School Bldg.), PSFG, 1.6s, 7/1/09	Aaa	1,000,000	1,000,000
TX State TRAN, 4 1/2s, 8/28/08	MIG1	1,000,000	1,001,261
			5,001,261

Virginia (1.7%)
Clarke Cnty., Indl. Dev. Auth. Hosp. Facs. VRDN
(Winchester Med. Ctr., Inc.), FSA, 1 3/4s, 1/1/30	VMIG1	1,300,000	1,300,000

Washington (5.3%)
Energy Northwest Elec. VRDN (No. 3), Ser. D-3-1, FSA,
1 3/4s, 7/1/18	VMIG1	775,000	775,000
WA State Hlth. Care Fac. Auth. Lease VRDN (National
Hlth. Care Research & Ed.), 2.4s, 1/1/32 (BNP Paribas
(LOC))	VMIG1	1,700,000	1,700,000
WA State Hsg. Fin. Comm. VRDN (Northwest School),
1.9s, 6/1/32 (Bank of America, N.A. (LOC))	VMIG1	1,500,000	1,500,000
			3,975,000

Wisconsin (4.6%)
Madison, Metro. School Dist. TRAN, 4s, 9/5/08	MIG1	1,000,000	1,000,814
WI State Hlth. & Edl. Fac. Auth. VRDN (Wheaton
Franciscan Svcs.), Ser. B, 1.78s, 8/15/33 (U.S.
Bank, N.A. (LOC))	VMIG1	1,700,000	1,700,000
WI State Hsg. & Econ. Dev. Auth. VRDN, Ser. E, FSA,
1.8s, 5/1/43	VMIG1	730,000	730,000
			3,430,814

Wyoming (3.8%)
Gillette, Poll. Control VRDN, 1.88s, 1/1/18 (Barclays
Bank PLC (LOC))	VMIG1	1,900,000	1,900,000
Uinta Cnty. Poll. Control VRDN (Chevron USA, Inc.)
1.7s, 8/15/20	P-1	500,000	500,000
1.6s, 4/1/10	P-1	430,000	430,000
			2,830,000

TOTAL INVESTMENTS

Total investments (cost $76,471,108)(b)			$76,471,108

NOTES

(a) Percentages indicated are based on net assets of $74,849,566.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at June 30, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at June 30, 2008. Securities rated by Putnam are indicated by "/P." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at June 30, 2008 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

The rates shown on VRDN are the current interest rates at June 30, 2008.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at June 30, 2008 (as a percentage of net assets):

Financial	24.5%
Health care	14.8
Local government	12.0
Education	10.9

Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August, 28 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 28, 2008